Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2013
Subsequent Events
Schedule of monthly brokerage commission payable to General Partner

Effective January 1, 2014, the Partnership pays the General Partner a monthly brokerage commission, as presented in the table below:

Brokerage commission*
Class A units	7.00%
Class B units	7.45%
Legacy 1 Class units	4.50%
Legacy 2 Class units	4.75%
Global 1 Class units	3.95%
Global 2 Class units	4.20%
Global 3 Class units	5.95%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets. “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.